Subsequent Events (Details) - USD ($) $ in Millions	1 Months Ended
	Feb. 28, 2022	Oct. 29, 2021
Metalpha [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage		51.00%
Antalpha [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Equity interest percentage		49.00%
Forecast [Member]
Subsequent Events (Details) [Line Items]
Aggregate value of products purchased (in Dollars)	$ 5